Provision for Payments in Lieu of Corporate Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Income before provision for PILs	912	866
Net temporary differences included in amounts charged to customers:
Total provision for PILs	109	121
PILs [Member]
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Income before provision for PILs	912	866
Canadian federal and Ontario statutory income tax rate	26.50%	26.50%
Provision for PILs at statutory rate	242	230
Net temporary differences included in amounts charged to customers:
Capital cost allowance in excess of depreciation and amortization	(72)	(42)
Pension contributions in excess of pension expense	(23)	(23)
Interest capitalized for accounting but deducted for tax purposes	(13)	(15)
Overheads capitalized for accounting but deducted for tax purposes	(14)	(14)
Prior year's adjustments	(8)	(2)
Non-refundable investment tax credits	(4)	(8)
Environmental expenditures	(4)	(5)
Post-retirement and post-employment benefit expense in excess of cash payments	4
Other	(1)	(1)
Net temporary differences	(135)	(110)
Net permanent differences	2	1
Total provision for PILs	109	121